Capital management (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Capital Management
Capital adequacy ratio	14.00%
Average payment	2.00%
Balance of electronic coins issued	2.00%
Regulatory capital position	$ 4,435
Capital ratio	395.00%
Minimum requirement	10.50%